Taxation (Tables)	12 Months Ended
Mar. 31, 2019
Taxation [Abstract]
Analysis of Our Taxation Expenses

Analysis of our taxation expense for the year

Year ended 31 March	2019 £m	2018 £m	2017 £m
United Kingdom
Corporation tax at 19% (2017/18: 19%, 2016/17: 20%)	(434)	(578)	(555)
Adjustments in respect of earlier years	(9)	37	33
Non-UK taxation
Current	(74)	(66)	(109)
Adjustments in respect of earlier years	15	23	–
Total current tax expense	(502)	(584)	(631)
Deferred taxation
Origination and reversal of temporary differences	(20)	46	96
Adjustments in respect of earlier years	2	(57)	26
Impact of change in UK corporation tax rate to 17% (2017/18: 17%, 2016/17: 17%)	–	–	63
Remeasurement of temporary differences	13	11	–
Total deferred taxation (expense) credit	(5)	–	185
Total taxation expense	(507)	(584)	(446)

Summary of Factors Affecting Our Taxation Expense for the Year

The taxation expense on the profit for the year differs from the amount computed by applying the UK corporation tax rate to the profit before taxation as a result of the following factors:

Year ended 31 March	2019 £m	2018 £m	2017 £m
Profit before taxation	2,666	2,616	2,354
Expected taxation expense at UK rate of 19% (2017/18: 19%, 2016/17: 20%)	(506)	(497)	(471)
Effects of:
(Higher) lower taxes on non-UK profits	(7)	(8)	(29)
Net permanent differences between tax and accounting[a]	(36)	(100)	(183)
Adjustments in respect of earlier years[b]	8	3	59
Prior year non-UK losses used against current year profits	21	16	120
Non-UK losses not recognised[c]	-	(9)	(8)
Other deferred tax assets not recognised	-	-	-
Lower taxes on profit on disposal of business	-	-	3
Re-measurement of deferred tax balances	13	11	63
Other non-recurring items	-	-	-
Total taxation expense	(507)	(584)	(446)
Exclude specific items (note 10)	(112)	(87)	(217)
Total taxation expense before specific items	(619)	(671)	(663)

[a]

Includes income that is not taxable or UK income taxable at a different rate, and expenses for which no tax relief is received. Examples include some types of depreciation and amortisation and the benefit of R&D tax incentives.

[b]	Reflects the differences between initial accounting estimates and tax returns submitted to tax authorities, including the release and establishment of provisions for uncertain tax positions.
[c]	Reflects losses made in countries where it has not been considered appropriate to recognise a deferred tax asset, as future taxable profits are not probable.

Summary of Tax Components of Other Comprehensive Income

Tax components of other comprehensive income

Year ended 31 March	2019 Tax credit (expense) £m	2018 Tax credit (expense) (Restated) £m	2017 Tax credit (expense) £m
Tax on items that will not be reclassified to the income statement
Pension remeasurements[a]	384	(263)	416
Tax on items that have been or may be reclassified subsequently to the income statement
Exchange differences on translation of foreign operations	(4)	(9)	21
Fair value movements on cash flow hedges
– net fair value gains or losses	(37)	57	(131)
– recognised in income and expense	-	(47)	139
	343	(262)	445
Current tax credit[b]	395	203	122
Deferred tax (expense) credit	(52)	(465)	323
	343	(262)	445

[a] Certain results have been restated to reflect the update to the calculation of our IAS 19 accounting valuation of retirement benefit obligations. See note 2.

[b]	Includes £391m (2017/18: £212m, 2016/17: £110m) relating to cash contributions made to reduce retirement benefit obligations.

Summary of Tax (Expense) Credit Recognised Directly in Equity	Tax (expense) credit recognised directly in equity
Year ended 31 March	2019 £m	2018 £m	2017 £m
Tax (expense) credit relating to share-based payments	-	(2)	(6)

Summary of Deferred Taxation

11. Taxation continued

Deferred taxation

	Fixed asset temporary differences £m	Retirement benefit obligations[b] £m	Share- based payments £m	Tax losses £m	Other £m	Jurisdictional offset £m	Total (Restated) £m
At 1 April 2017	1,432	(1,537)	(17)	(270)	(85)	–	(477)
Expense (credit) recognised in the income statement	11	(104)	4	89	–	–	–
Expense (credit) recognised in other comprehensive income (restated)[a]	–	475	–	–	(10)	–	465
Expense (credit) recognised in equity	–	–	6	–	–	–	6
Exchange differences	–	–	–	(2)	5	–	3
Transfer to current tax	17	–	–	–	–	–	17
At 31 March 2018	1,460	(1,166)	(7)	(183)	(90)	–	14
Non-current
Deferred tax asset	(41)	(1,166)	(7)	(183)	(90)	161	(1,326)
Deferred tax liability	1,501	–	–	–	–	(161)	1,340
At 1 April 2018	1,460	(1,166)	(7)	(183)	(90)	–	14
Expense (credit) recognised in the income statement	(60)	(59)	1	114	(1)	–	(5)
Expense (credit) recognised in other comprehensive income	–	15	–	–	37	–	52
Expense (credit) recognised in equity	–	–	(1)	–	–	–	(1)
Exchange differences	–	–	1	(1)	–	–	–
At 31 March 2019	1,400	(1,210)	(6)	(70)	(54)	–	60
Non-current
Deferred tax asset	(27)	(1,210)	(6)	(70)	(54)	20	(1,347)
Deferred tax liability	1,427	–	–	–	–	(20)	1,407
At 31 March 2019	1,400	(1,210)	(6)	(70)	(54)	–	60

[a] Certain results have been restated to reflect the update to the calculation of our IAS 19 accounting valuation of retirement benefit obligations. See note 2.

[b]	Includes a deferred tax asset of £2m (2017/18: £2m) arising on contributions payable to defined contribution pension plans.

Summary of Restricted Loss	A summary of expiry dates for losses in respect of which restrictions apply is set out below:

At 31 March 2019	£m	Expiry
Restricted losses
Europe	16	2019-2038
Americas	205	2019-2038
Other	3	2019-2038
Total restricted losses	224
Unrestricted operating losses	3,905	No expiry
Other temporary differences	108	No expiry
Total	4,237